Share buy-back plans (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of share repurchase programmes

	Year ended 31 December
Preference share buy-backs	2016	2015	2014	2013	2012	Total
Acquired number of shares (to the nearest 1)	—	183	560	11,972	4,422	17,137
Average cost per preference share	—	1,151.55	1,172.26	1,230.26	1,218.40	1,224.46
Total cost (in US dollars)	—	210,734	656,465	14,728,624	5,387,777	20,983,600

	Year ended 31 December
Common share buy-backs	2016	2015	2014	2013	2012	Total
Acquired number of shares (to the nearest 1)	97,053	250,371	856,734	403,848	726,005	2,334,011
Average cost per common share	16.36	19.42	19.86	13.89	12.40	16.31
Total cost (in US dollars)	1,588,189	4,862,248	17,018,412	5,610,907	8,999,061	38,078,817